UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019


13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (212) 774-6035


Signature, Place and Date of Signing:

 Amrita Ajoomal              New York, New York             February 17, 2004
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       72

Form 13F Information Table Value Total: $1,348,857
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.           Form 13F File Number              Name

              28-
----          -------------------               ------------------------------

[Repeat as necessary.]


                                                    FORM 13F INFORMATION TABLE

                                                 NOMININGUE ASSET MANAGEMENT, LLC
                                                          SEC Form 13-F

                                                             12/31/03
                                                         Item #4                         Item #6
                                                         Market                         Investment                  Item #8
Item #1                       Item #2       Item #3      Value     Item #5  Sh/        Discretion       Item #7 Voting Authority
Name of Issuer                Title         CUSIP        (x$1,000) Quantity Prn  Sole   Shared  Other    Mgrs  Sole    Shared  Other
AEROPOSTALE INC               common        007865108  17168        626100  sh   626100   n/a    n/a     n/a    626100   n/a   n/a
ALLIED CAPITAL CORP           common        01903Q108   1394         50000  sh    50000   n/a    n/a     n/a     50000   n/a   n/a
AMERICAN GREETINGS CORP       Class A       026375105  26970       1233200  sh  1233200   n/a    n/a     n/a   1233200   n/a   n/a
TIME WARNER INC               common        887317105  23387       1300000  sh  1300000   n/a    n/a     n/a   1300000   n/a   n/a
APOLLO GROUP INC              Class A       037604105  26141        385500  sh   385500   n/a    n/a     n/a    385500   n/a   n/a
APPLEBEE'S INTL INC           common        037899101  12982        330000  sh   330000   n/a    n/a     n/a    330000   n/a   n/a
ASPEN INSURANCE HOLDINGS LTD  common        G05384105  10296        415000  sh   415000   n/a    n/a     n/a    415000   n/a   n/a
BANK OF AMERICA CORP          common        060505104  32373        402500  sh   402500   n/a    n/a     n/a    402500   n/a   n/a
BLACK & DECKER CORP           common        091797100  14352        291000  sh   291000   n/a    n/a     n/a    291000   n/a   n/a
BOWNE & CO INC                common        103043105   2712        200000  sh   200000   n/a    n/a     n/a    200000   n/a   n/a
CAREER EDUCATION CORP         common        141665109   5031        125000  sh   125000   n/a    n/a     n/a    125000   n/a   n/a
CARMAX INC                    common        143130102  42584       1376800  sh  1376800   n/a    n/a     n/a   1376800   n/a   n/a
CEC ENTERTAINMENT INC         common        125137109  55731       1176000  sh  1176000   n/a    n/a     n/a   1176000   n/a   n/a
CENTRAL GARDEN & PET CO       common        153527106   5609        200100  sh   200100   n/a    n/a     n/a    200100   n/a   n/a
CIRCUIT CITY STORES INC       common        172737108   5065        500000  sh   500000   n/a    n/a     n/a    500000   n/a   n/a
COLUMBIA SPORTSWEAR CO        common        198516106   6164        113100  sh   113100   n/a    n/a     n/a    113100   n/a   n/a
CORINTHIAN COLLEGES INC       common        218868107  32218        580400  sh   580400   n/a    n/a     n/a    580400   n/a   n/a
CORPORATE EXECUTIVE BOARD CO  common        21988R102   8804        188650  sh   188650   n/a    n/a     n/a    188650   n/a   n/a
COSI INC                      common        22122P101    329        117787  sh   117787   n/a    n/a     n/a    117787   n/a   n/a
COST PLUS INC/CALIFORNIA      common        221485105  20500        500000  sh   500000   n/a    n/a     n/a    500000   n/a   n/a
COSTCO WHOLESALE CORP         common        22160K105  15802        425000  sh   425000   n/a    n/a     n/a    425000   n/a   n/a
COUNTRYWIDE FINANCIAL CORP    common        222372104  18548        244533  sh   244533   n/a    n/a     n/a    244533   n/a   n/a
DICK'S SPORTING GOODS INC     common        253393102  15270        313800  sh   313800   n/a    n/a     n/a    313800   n/a   n/a
EBAY INC                      common        278642103  57458        889300  sh   889300   n/a    n/a     n/a    889300   n/a   n/a
ECHOSTAR COMMUNICATIONS       Class A       278762109  26805        788600  sh   788600   n/a    n/a     n/a    788600   n/a   n/a
ELECTRONIC ARTS INC           common        285512109  22648        475000  sh   475000   n/a    n/a     n/a    475000   n/a   n/a
EVEREST RE GROUP LTD          common        G3223R108  19881        235000  sh   235000   n/a    n/a     n/a    235000   n/a   n/a
FEDERAL NATL MTG ASSN         common        313586109  25911        345200  sh   345200   n/a    n/a     n/a    345200   n/a   n/a
FLEETBOSTON FINANCIAL CORP    common        339030108  12789        293000  sh   293000   n/a    n/a     n/a    293000   n/a   n/a
FOX ENTERTAINMENT GRP INC     Class A       35138T107  25361        870000  sh   870000   n/a    n/a     n/a    870000   n/a   n/a
FEDERAL HOME LN MTG CORP      common        313400301  25661        440000  sh   440000   n/a    n/a     n/a    440000   n/a   n/a
GYMBOREE CORP                 common        403777105   6547        380000  sh   380000   n/a    n/a     n/a    380000   n/a   n/a
HCA INC                       common        404119109  17553        408600  sh   408600   n/a    n/a     n/a    408600   n/a   n/a
HOME DEPOT INC                common        437076102  50211       1414800  sh  1414800   n/a    n/a     n/a   1414800   n/a   n/a
HOMESTORE INC                 common        437852106    237         50000  sh    50000   n/a    n/a     n/a     50000   n/a   n/a
IMPAC MORTGAGE HOLDINGS INC   common        45254P102   3642        200000  sh   200000   n/a    n/a     n/a    200000   n/a   n/a
INTERACTIVECORP               common        45840Q101  54644       1610500  sh  1610500   n/a    n/a     n/a   1610500   n/a   n/a
INTL SPEEDWAY CORP            Class A       460335201  11208        252200  sh   252200   n/a    n/a     n/a    252200   n/a   n/a
ITT EDUCATIONAL SERVICES INC  common        45068B109  24002        511000  sh   511000   n/a    n/a     n/a    511000   n/a   n/a
KMART HOLDING CORP            common        498780105   4191        175000  sh   175000   n/a    n/a     n/a    175000   n/a   n/a
KOHLS CORP                    common        500255104  55034       1224600  sh  1224600   n/a    n/a     n/a   1224600   n/a   n/a
KOHLS CORP                    Put           500255954  33705        750000 Put   750000   n/a    n/a     n/a    750000   n/a   n/a
KROGER CO                     common        501044101  20361       1100000  sh  1100000   n/a    n/a     n/a   1100000   n/a   n/a
LABRANCHE & CO INC            common        505447102   4085        350000  sh   350000   n/a    n/a     n/a    350000   n/a   n/a
LOWE'S COS INC                common        548661107  43491        785170  sh   785170   n/a    n/a     n/a    785170   n/a   n/a
MANDALAY RESORT GROUP         common        562567107  13416        300000  sh   300000   n/a    n/a     n/a    300000   n/a   n/a
NASDAQ-100 INDEX TRCKNG STCK  Call          631100904  36460       1000000 Call 1000000   n/a    n/a     n/a   1000000   n/a   n/a
NEIMAN MARCUS GROUP INC       Class A       640204202  17174        320000  sh   320000   n/a    n/a     n/a    320000   n/a   n/a
NEOFORMA INC                  common        640475505    183         17200  sh    17200   n/a    n/a     n/a     17200   n/a   n/a
NII HOLDINGS INC              Class B New   62913F201    261          3500  sh     3500   n/a    n/a     n/a      3500   n/a   n/a
NTL INC                       common        62940M104  13532        194000  sh   194000   n/a    n/a     n/a    194000   n/a   n/a
PETSMART INC                  common        716768906   3713        156000 Call  156000   n/a    n/a     n/a    156000   n/a   n/a
PETSMART INC                  common        716768106  33285       1398525  sh  1398525   n/a    n/a     n/a   1398525   n/a   n/a
PRICE COMMUNICATIONS CORP     common        741437305   4806        350000  sh   350000   n/a    n/a     n/a    350000   n/a   n/a
REDWOOD TRUST INC             common        758075402   6492        127667  sh   127667   n/a    n/a     n/a    127667   n/a   n/a
REGAL ENTERTAINMENT GROUP     Class A       758766109  35887       1748900  sh  1748900   n/a    n/a     n/a   1748900   n/a   n/a
SLM CORP                      common        78442P106   6029        160000  sh   160000   n/a    n/a     n/a    160000   n/a   n/a
THE SPORTS AUTHORITY INC      common        84917U109   4800        125000  sh   125000   n/a    n/a     n/a    125000   n/a   n/a
STANLEY WORKS/THE             common        854616109  34083        900000  sh   900000   n/a    n/a     n/a    900000   n/a   n/a
STAPLES INC                   common        855030102   4914        180000  sh   180000   n/a    n/a     n/a    180000   n/a   n/a
STRAYER EDUCATION INC         common        863236105  27784        255300  sh   255300   n/a    n/a     n/a    255300   n/a   n/a
THERMOGENESIS CORP            common        883623209    140         27100  sh    27100   n/a    n/a     n/a     27100   n/a   n/a
TWEETER HOME ENTERTAINMT GRP  common        901167106   8535        903200  sh   903200   n/a    n/a     n/a    903200   n/a   n/a
TYCO INTERNATIONAL LTD        common        902124106   5300        200000  sh   200000   n/a    n/a     n/a    200000   n/a   n/a
TYSON FOODS INC               Class A       902494103  18688       1411500  sh  1411500   n/a    n/a     n/a   1411500   n/a   n/a
USANA HEALTH SCIENCES INC     common        90328M107   4590        150000  sh   150000   n/a    n/a     n/a    150000   n/a   n/a
VAN DER MOOLEN HOLDING        Sponsored ADR 921020103   1738        200000  sh   200000   n/a    n/a     n/a    200000   n/a   n/a
WAL-MART STORES INC           common        931142103  33528        632000  sh   632000   n/a    n/a     n/a    632000   n/a   n/a
WELLS FARGO & COMPANY         common        949746101  34203        580800  sh   580800   n/a    n/a     n/a    580800   n/a   n/a
WESTCORP                      common        957907108  11605        317500  sh   317500   n/a    n/a     n/a    317500   n/a   n/a
WILLIAMS-SONOMA INC           common        969904101  41279       1187200  sh  1187200   n/a    n/a     n/a   1187200   n/a   n/a
XYBERNAUT CORP                common        984149104   1580       1000000  sh  1000000   n/a    n/a     n/a   1000000   n/a   n/a
                                            Total:   1348857



03338.0003 #464001